5. STOCKHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2014
Stockholders Equity Tables
Outstanding and exercisable common stock warrants

Offering	Number of Shares Issuable	Exercise Price	Expiration Date
March 2012 Private Placement	20,000	$1.15	March 20, 2017
November 2012 Private Placement	625,000	$1.00	November 13, 2017
February 2013 Issued to Consultant	100,000	$1.00	February 1, 2018
February 2013 Private Placement	250,000	$1.00	February 27, 2018
July 2013 Private Placement	3,333,320	$0.50	July 23, 2018
August 2013 Private Placement	1,414,113	$0.50	August 6, 2018
August 2013 Private Placement	1,130,223	$0.50	August 30, 2018
August 2013 Issued to Placement Agent	1,808,849	$0.30	August 30, 2018
September 2013 Private Placement	2,951,828	$0.50	September 30, 2018
October 2013 Private Placement	76,666	$0.50	September 30, 2018
October 2013 Issued to Consultant	265,000	$0.50	October 15, 2018
March 2014 Private Placement	416,670	$1.00	March 31, 2019
August 2014 Private Placement	125,000	$0.60	August 7, 2019
	12,516,669